Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of trade and other receivables

Figures in million – SA rand	2024	2023	2022
Trade receivables — gold operations	56	—	—
Trade receivables — PGM operations	2,099	5,353	4,304
PGM sales concentrate	965	3,407	3,564
PGM sales other	1,134	1,946	740
Trade receivables — zinc concentrate sales	356	108	—
Trade receivables — Sandouville metals sales	122	261	135
Trade receivables — e-scrap recycling	249	—	—
Other trade and non-trade receivables[1]	783	947	1,389
Payroll debtors	192	273	361
Interest receivable	42	90	90
Financial assets	3,899	7,032	6,279
Prepayments[2]	793	1,219	433
Value added tax	1,030	649	788
Total trade and other receivables	5,722	8,900	7,500
1These receivables arise from the Group's non-core activities such as services rendered by service entities to third parties, scrap metal and diesel sales, recovery of water and electricity and other miscellaneous items, and therefore do not include the Group's proceeds from the sale of products
2Prepayments include prepayments of DRDGOLD made towards capital projects amounting to R113 million at 31 December 2024 (2023: R610 million)
The table below summarises the impairment allowance raised on other non-trade receivables that are considered to be impaired:

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	101	214	201
Impairment allowance recognised in profit or loss for the year	161	21	28
Financial assets written off	(6)	(132)	—
Impaired financial assets recovered during the year	(3)	(2)	(15)
Balance at end of the year[1]	253	101	214
1The impairment allowance mainly relates to payroll receivables, property rentals and certain supplier loans. During 2024, an impairment allowance related to a receivable balance from Blue Ridge Platinum Proprietary Limited (Blue Ridge) was recognised amounting to R118 million. The remaining impairment allowance recognised for 2024 also relates to non-core activity receivables of the Group